Annual Fund Operating Expenses - Permanent Portfolio	Jun. 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.83%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.83%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.08%